Plan Description	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
The following is a brief discussion of the Plan in effect during 2025 and not the complete text of the plan document. Members should refer to the plan document for more complete information about the Plan’s provisions. Capitalized terms used but not defined herein are defined in the plan document.

General Information

The Plan was established effective June 1, 1982, by the Board of Directors of NS.

The purpose of the Plan is to encourage retirement savings among eligible employees. Generally, Nonagreement Employees of NS or any participating subsidiary company are automatically enrolled to become a participant of the Plan (Member) upon employment unless the employee opts out of participation.

The Plan is intended to be a cash or deferred arrangement described in Section 401(k) of the Internal Revenue Code (Code). A portion of the Plan is intended to be an employee stock ownership plan (ESOP) within the meaning of Section 4975(e)(7) of the Code. The ESOP is designed to invest primarily in NS common stock (NS stock), which is a qualifying security within the meaning of Sections 409(1) and 4975(e)(8) of the Code.

The Plan is administered by a Board of Managers (Managers), the members of which are appointed by the chief executive officer of NS. However, the Plan designates the Benefits Investment Committee, consisting of NS’ chief financial officer, chief legal officer, and chief human resources officer, as responsible for choosing the Plan’s investment options and monitoring the continued appropriateness of those investment options. The Managers and members of the Benefits Investment Committee receive no remuneration with respect to their service in such capacity. The Vanguard Fiduciary Trust Company is the Plan’s independent trustee and The Vanguard Group, Inc. is the Plan’s record keeper.

Pre-Tax, Roth, Matching, Discretionary and Rollover Contributions Accounts

Separate accounts (Accounts) are maintained for each type of contribution made under the Plan. The Plan allocates earnings or losses to Members’ Accounts based on their ownership in each investment option.

A Member may elect that NS withhold and contribute to the Plan from 1% to 75% of the Member’s Compensation. A Member may prospectively change this contribution rate at any time. The Member must designate any such contribution to the Plan as a Pre-Tax Contribution or Roth Contribution.

A Member who is automatically enrolled in the Plan is enrolled at an initial Pre-Tax Contribution rate of 6% of the Member’s Compensation. A Member’s contribution rate automatically increases 1% annually, up to a maximum of 10%. At any time, a Member may elect to stop contributing, to contribute a percentage other than the automatic percentage, or to change the automatic 1% increase. Under automatic enrollment, a Member’s contributions are invested by default in the Vanguard Target Retirement Trust that has a target date nearest to the date on which the Member will turn age 65.

Annual Pre-Tax and Roth Contributions are limited as provided in Section 402(g) of the Code ($23,500 for 2025). However, a Member who is at least age 50, or will attain age 50 by the end of the calendar year, may make additional annual contributions up to the limits as provided in Code Section 414(v)(2)(B)(i) ($7,500 for 2025). Additionally, under SECURE 2.0 (U.S. retirement law passed in 2022 that builds on the earlier SECURE Act of 2019), a higher catch-up contribution limit of $11,250 (instead of $7,500) applies for employees aged 60 to 63.

NS contributes Matching Contributions of 100% of the sum of the Member’s Pre-Tax Contributions plus Roth Contributions not to exceed 1% of the Member’s Compensation, and 50% of the sum of the Member’s Pre-Tax
Contributions plus Roth Contributions that exceed 1% of the Member’s Compensation but does not exceed 6% of the Member’s Compensation.

NS may make Discretionary Contributions for employees of subsidiary companies who are ineligible to participate in the Retirement Plan of Norfolk Southern Corporation or another subsidiary’s defined benefit retirement plan. The amount contributed for the Discretionary Contribution, if any, will be determined each year. If made, these contributions will be allocated to Members in an amount equal to a specified percentage of the Member’s compensation for the year. A Member generally must be employed on the last day of the year to be eligible for a Discretionary Contribution.

A Member may contribute eligible rollover distributions from a tax-qualified retirement plan of a former employer or from an individual retirement account, and/or eligible rollover distributions from a designated Roth account from a tax-qualified retirement plan of a former employer.

Vesting

A Member has an immediate, fully vested interest in all of the Member’s Accounts under the Plan, except that a Member will forfeit matching contributions associated with pre-tax contributions withdrawn under the Plan’s permissive withdrawal feature, which allows for withdrawals within 90 days of the first payroll in which pre-tax contributions were made to the Plan under the auto-enrollment feature.

Income and Dividends

Income received, in the form of dividends or otherwise, is retained in the respective Accounts of each Member and is reinvested in the investment option from which such income was derived.

Notwithstanding the foregoing, all dividends paid with respect to NS stock held in the NS Stock Fund are paid to the Plan and, at the Member’s election, either (i) distributed in cash to the Member, or (ii) reinvested in the NS Stock Fund within the Member’s Accounts. A Member who does not make a timely election will have such dividends paid to the Plan and reinvested in the NS Stock Fund within the Member’s Accounts.

Distributions and Withdrawals

If the value of the Member's Accounts in the Plan is greater than $7,000, a distribution of the Member’s Accounts will be made upon request following a Member’s termination of employment. If the value of the Member’s Accounts in the Plan is less than $7,000 following the Member’s termination of employment, then the Account balances will automatically be distributed to the Member as soon as practicable; however, if the distribution is greater than $1,000, but is less than $7,000, and the Member does not elect to have the distribution paid directly to an eligible retirement plan or receive the distribution directly, then the Plan Administrator will transfer the amount in a direct rollover to an individual retirement account for the Member.

A Member must begin taking required minimum distributions as required by Section 401(a)(9) of the Code. A Member’s beneficiary must take distributions as required by law within specified periods after the Member’s death. In either case there may be alternatives to continue to defer taxation of all or part of the Plan distribution.

A Member may elect that the portion of Accounts invested in the NS Stock Fund be distributed in whole shares of NS stock rather than cash.
A Member may request that an eligible rollover distribution from the Plan be made directly to another eligible retirement plan as the Member directs. However, no direct transfer will be made of any amount deemed to be distributed to a Member as the result of a default on a Member’s loan.
A Member may at any time withdraw all or a portion of the balance of their Matching Contribution – Pre 2008 Account or Rollover Accounts.

A Member may make either a written or electronic request for a hardship withdrawal as described in the plan document.

A Member who is automatically enrolled in the Plan may elect to withdraw all contributions to the Plan (as adjusted for earnings or losses) within 90 days of the date following the first payroll in which pre-tax contributions were made to the Plan under the auto-enrollment feature.

Transfers with other Plans

If a Member becomes eligible for participation in the Thoroughbred Retirement Investment Plan of NS and Participating Subsidiary Companies (TRIP), the Member may transfer their Plan balance to the TRIP provided that the Member does not have a loan outstanding.

Loans

A Member may borrow from the balance of their Pre-Tax Contributions, Roth Contributions, and/or Rollover Contributions, as described in the plan document. The unpaid balance of any loan shall bear interest at a fixed rate in effect at the time the loan is made. The maximum loan term is approximately five years.

Where a loan has not been repaid in full immediately prior to the distribution of a Member’s account balances, the balance of such loan plus interest accrued will be deducted from any amount payable to the Member or their beneficiary from the Plan.

Administrative Expenses

Administrative expenses are paid by the Plan, unless NS elects to pay for such expenses. Expenses paid by NS are excluded from these financial statements. Recordkeeping fees and fees on plan loans and managed accounts are paid by the Plan and deducted from participants accounts. Fees for legally required testing, certain notices and other administrative expenses are paid directly by NS or from participant forfeitures.

Plan Termination

Although it has not expressed any intent to do so, NS has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. If the Plan were to terminate, Members would remain 100% vested in their Account balances as set forth above.

Plan Amendments

NS has reserved the right to amend the Plan at any time.